Partners' Capital	12 Months Ended
Dec. 31, 2013
Partners' Capital [Abstract]
Partners' Capital
Partners’ Capital
The following table presents the changes in the issued and outstanding partners’ capital units since January 1, 2011:

	General Partner Units	Limited Partner Units	Total Partners’ Capital Units
Outstanding at December 31, 2010	1,610,941	138,588,164	140,199,105
Units issued to Boston Properties, Inc. related to Common Stock issued under the Employee Stock Purchase Plan	42	6,314	6,356
Units issued to Boston Properties, Inc. related to Common Stock issued under the Stock Option and Incentive Plan, net	2,112	320,499	322,611
Units issued to Boston Properties, Inc. related to Common Stock issued in exchange for OP Units	19,112	2,900,211	2,919,323
Units issued to Boston Properties, Inc. related to Common Stock issued under the “at the market” (ATM) stock offering programs	30,508	4,629,708	4,660,216
Outstanding at December 31, 2011	1,662,715	146,444,896	148,107,611
Units issued to Boston Properties, Inc. related to Common Stock issued under the Employee Stock Purchase Plan	57	7,349	7,406
Units issued to Boston Properties, Inc. related to Common Stock issued under the Stock Option and Incentive Plan, net	216	27,816	28,032
Units issued to Boston Properties, Inc. related to Common Stock issued in exchange for OP Units	8,541	1,102,119	1,110,660
Units issued to Boston Properties, Inc. related to Common Stock issued under the “at the market” (ATM) stock offering programs	18,051	2,329,449	2,347,500
Outstanding at December 31, 2012	1,689,580	149,911,629	151,601,209
Units issued to Boston Properties, Inc. related to Common Stock issued under the Employee Stock Purchase Plan	50	6,392	6,442
Units issued to Boston Properties, Inc. related to Common Stock issued under the Stock Option and Incentive Plan, net	207	26,686	26,893
Units issued to Boston Properties, Inc. related to Common Stock issued in exchange for OP Units	7,158	922,283	929,441
Units issued to Boston Properties, Inc. related to Common Stock issued in connection with the exchange of Exchangeable Senior Notes	3,227	415,889	419,116
Outstanding at December 31, 2013	1,700,222	151,282,879	152,983,101

As of December 31, 2013, Boston Properties, Inc. owned 1,700,222 general partnership units and 151,282,879 limited partnership units.
On January 29, 2013, the Company paid a distribution in the amount of $0.65 per OP Unit to unitholders of record as of the close of business on December 31, 2012. On April 30, 2013, the Company paid a distribution in the amount of $0.65 per OP Unit to unitholders of record as of the close of business on March 29, 2013. On July 31, 2013, the Company paid a distribution in the amount of $0.65 per OP Unit to unitholders of record as of the close of business on June 28, 2013. On October 31, 2013, the Company paid a distribution in the amount of $0.65 per OP Unit to unitholders of record as of the close of business on September 30, 2013.
On November 27, 2013, Boston Properties, Inc.'s Board of Directors declared a special cash distribution of $2.25 per OP Unit payable on January 29, 2014 to unitholders of record as of the close of business on December 31, 2013. The special cash distribution was in addition to the regular quarterly distribution of $0.65 per OP Unit declared by Boston Properties, Inc.'s Board of Directors and payable on January 29, 2014 to unitholders of record as of the close of business on December 31, 2013.
    On March 27, 2013, Boston Properties, Inc. completed an underwritten public offering of 80,000 shares (8,000,000 depositary shares each representing 1/100th of a share) of its newly designated 5.25% Series B Cumulative Redeemable Preferred Stock, at a price of $2,500.00 per share ($25.00 per depositary share). The net proceeds from this offering were approximately $193.6 million, after deducting the underwriting discount and transaction expenses. Boston Properties, Inc. contributed the net proceeds to the Company in exchange for 80,000 Series B Preferred Units having terms and preferences generally mirroring those of the Series B Preferred Stock. Boston Properties, Inc. will pay cumulative cash dividends on the Series B Preferred Stock at a rate of 5.25% per annum of the $2,500.00 liquidation preference per share. Boston Properties, Inc. may not redeem the Series B Preferred Stock prior to March 27, 2018, except in certain circumstances relating to the preservation of Boston Properties, Inc.'s REIT status. On or after March 27, 2018, Boston Properties, Inc., at its option, may redeem the Series B Preferred Stock for a cash redemption price of $2,500.00 per share ($25.00 per depositary share), plus all accrued and unpaid dividends. The Series B Preferred Stock is not redeemable by the holders, has no maturity date and is not convertible into any other security of Boston Properties, Inc., the Company or its affiliates.
On May 15, 2013, the Company paid a distribution on its outstanding Series B Preferred Units of $32.8125 per unit. On August 15, 2013, the Company paid a distribution on its outstanding Series B Preferred Units of $32.8125 per unit. On November 15, 2013, the Company paid a distribution on its outstanding Series B Preferred Units of $32.8125 per unit. On November 27, 2013, Boston Properties, Inc.'s Board of Directors declared a distribution of $32.8125 per unit of Series B Preferred Units payable on February 18, 2014 to shareholders of record as of the close of business on February 7, 2014.

The following table reflects the activity of the Series B Preferred Units for the for the year ended December 31, 2013 (in thousands), which activity is included within the Company's Consolidated Statements of Partners' Capital:

Balance at December 31, 2012	$—
Issuance of Series B Preferred Units	193,623
Net income	8,057
Distributions	(8,057)
Balance at December 31, 2013	$193,623

During the year ended December 31, 2013, Boston Properties, Inc. issued 419,116 shares of Common Stock in connection with the exchange by holders of the Company's 3.75% Exchangeable Senior Notes due 2036 (See Note 8). The Company issued 419,116 OP Units to Boston Properties, Inc.
As of December 31, 2013, approximately $305.3 million remained available for issuance under Boston Properties, Inc.'s $600 million “at the market” stock offering program. No shares were issued under the “at the market” stock offering program during the year ended December 31, 2013.
During the year ended December 31, 2013, the Company did not issue any OP Units to Boston Properties, Inc. in connection with the exercise by employees of options to purchase Common Stock of Boston Properties, Inc. During the year ended December 31, 2012, the Company issued 22,823 OP Units to Boston Properties, Inc. in connection with the exercise by certain employees of options to purchase Common Stock of Boston Properties, Inc.
During the year ended December 31, 2013 and 2012, Boston Properties, Inc. acquired 929,441 and 1,110,660 OP Units, respectively, in connection with the redemption of an equal number of redeemable OP Units from third parties.